Basis of preparation and significant accounting policies (Details) £ in Millions	Jan. 01, 2022 GBP (£)
Assets
Balance sheet values at 1 January 2022 under IFRS 4	£ 27,100
Removal of PVIF	(800)
Replace IFRS 4 liabilities with IFRS 17	0
Remove IFRS 4 liabilities and record IFRS 17 fulfilment cash flows	0
IFRS 17 contractual service margin	0
Re-measurement effect of IFRS 9 re-designations	0
Tax effect	0
Estimated balance sheet values at 1 January 2022 under IFRS 17	26,300
Liabilities
Balance sheet values at 1 January 2022 under IFRS 4	25,500
Removal of PVIF	0
Replace IFRS 4 liabilities with IFRS 17	0
Remove IFRS 4 liabilities and record IFRS 17 fulfilment cash flows	(900)
IFRS 17 contractual service margin	900
Re-measurement effect of IFRS 9 re-designations	0
Tax effect	(200)
Estimated balance sheet values at 1 January 2022 under IFRS 17	25,300
Equity
Balance sheet values at 1 January 2022 under IFRS 4	1,600
Removal of PVIF	(800)
Replace IFRS 4 liabilities with IFRS 17	0
Remove IFRS 4 liabilities and record IFRS 17 fulfilment cash flows	900
IFRS 17 contractual service margin	(900)
Re-measurement effect of IFRS 9 re-designations	0
Tax effect	200
Estimated balance sheet values at 1 January 2022 under IFRS 17	1,000
PVIF	812
Deferred tax	175
Intangible assets	£ 637